Property, plant and equipment, net (Schedule of Property, Plant and Equipment, Net) (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Mar. 31, 2013 CNY	Sep. 30, 2013 Buildings [Member] USD ($)	Sep. 30, 2013 Buildings [Member] CNY	Mar. 31, 2013 Buildings [Member] CNY	Sep. 30, 2013 Leasehold Improvements [Member] USD ($)	Sep. 30, 2013 Leasehold Improvements [Member] CNY	Mar. 31, 2013 Leasehold Improvements [Member] CNY	Sep. 30, 2013 Machineries [Member] USD ($)	Sep. 30, 2013 Machineries [Member] CNY	Mar. 31, 2013 Machineries [Member] CNY	Sep. 30, 2013 Motor Vehicles [Member] USD ($)	Sep. 30, 2013 Motor Vehicles [Member] CNY	Mar. 31, 2013 Motor Vehicles [Member] CNY	Sep. 30, 2013 Furniture, Fixtures and Office Equipment [Member] USD ($)	Sep. 30, 2013 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2013 Furniture, Fixtures and Office Equipment [Member] CNY	Sep. 30, 2013 Construction-in-Progress [Member] USD ($)	Sep. 30, 2013 Construction-in-Progress [Member] CNY	Mar. 31, 2013 Construction-in-Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 105,943	648,372	582,024	$ 30,637	187,499	187,529	$ 7,133	43,651	44,264	$ 18,384	112,512	105,899	$ 2,160	13,221	11,087	$ 5,256	32,166	27,588	$ 42,373	259,323	205,657
Less: Accumulated depreciation	(20,948)	(128,203)	(113,752)
Total property, plant and equipment, net	$ 84,995	520,169	468,272